Investment Risks	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Knollbrook Disciplined International Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Knollbrook Disciplined International Equity ETF | Absence of Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Active Market: Although the shares are currently listed for trading on the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants (“APs”). APs are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or APs may be less willing to transact in shares. The absence of an active market for a Portfolio’s shares may contribute to the Portfolio’s shares trading at a premium or discount to net asset value (“NAV”). The Portfolio’s shares may be listed or traded on exchanges or markets other than the Listing Exchange (where the Portfolio’s primary listing is maintained), and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Portfolio’s shares will continue to trade on any such stock exchange or in any market or that the Portfolio’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, including the Listing Exchange. The Portfolio’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealer direct their trades for execution.

Knollbrook Disciplined International Equity ETF | Shares May Trade at Prices Other than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other than NAV: There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell shares of the Portfolio in the public trading market. Although shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Although it is expected that the market price of the shares will approximate the Portfolio’s NAV when purchased and sold in the secondary market, the Portfolio faces numerous market trading risks, including the potential lack of an active market for shares, disruptions in the securities markets in which the Portfolio invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Knollbrook Disciplined International Equity ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk: The Portfolio has entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem shares and new APs are not appointed in their place, shares may trade at a discount to the Portfolio’s NAV and possibly face delisting.

Knollbrook Disciplined International Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Knollbrook Disciplined International Equity ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the Portfolio paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Portfolio’s performance.

Knollbrook Disciplined International Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Knollbrook Disciplined International Equity ETF | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities directly and/or in the form of sponsored or unsponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

Knollbrook Disciplined International Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which the Portfolio has valued them.
Knollbrook Disciplined International Equity ETF | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Knollbrook Disciplined International Equity ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an AP, a third-party investor, the Portfolio’s Advisor, a market maker, or another entity, may from time to time own or manage a substantial amount of Portfolio shares, or may invest in the Portfolio and hold their investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment.

Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. To the extent the Portfolio permits redemptions in cash, these large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s NAV, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Knollbrook Disciplined International Equity ETF | Stock Selection Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Selection Model Risk. The Portfolio’s investment process relies on proprietary multi-factor computer models to evaluate and rank securities and assist in portfolio construction. There can be no assurance that the models will successfully identify attractive investment opportunities or achieve the Portfolio’s investment objective. The models may be based on factors, assumptions or data that prove to be inaccurate, incomplete or ineffective. In addition, errors in model design, coding, implementation or data inputs may adversely affect investment decisions. As a result, securities selected using the models may underperform the market, the Portfolio’s benchmark or securities selected using other investment approaches.

Knollbrook Global Secured Options ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Knollbrook Global Secured Options ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Knollbrook Global Secured Options ETF | Absence of Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Active Market: Although the shares are currently listed for trading on the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants (“APs”). APs are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or APs may be less willing to transact in shares. The absence of an active market for a Portfolio’s shares may contribute to the Portfolio’s shares trading at a premium or discount to net asset value (“NAV”). The Portfolio’s shares may be listed or traded on exchanges or markets other than the Listing Exchange (where the Portfolio’s primary listing is maintained), and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Portfolio’s shares will continue to trade on any such stock exchange or in any market or that the Portfolio’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, including the Listing Exchange. The Portfolio’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealer direct their trades for execution.

Knollbrook Global Secured Options ETF | Shares May Trade at Prices Other than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other than NAV: There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Portfolio shares in the public trading market. Although the shares are listed for trading on Cboe, there can be no assurance that an active trading market for such shares will develop or be maintained. Although it is expected that the market price of the shares will approximate the Portfolio’s NAV when purchased and sold in the secondary market, the Portfolio faces numerous market trading risks, including the potential lack of an active market for shares, disruptions in the securities markets in which the Portfolio invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Knollbrook Global Secured Options ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk: The Portfolio has entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem shares and new APs are not appointed in their place, shares may trade at a discount to the Portfolio’s NAV and possibly face delisting.

Knollbrook Global Secured Options ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk: Unlike certain ETFs, the Portfolio may effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

Knollbrook Global Secured Options ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Knollbrook Global Secured Options ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Knollbrook Global Secured Options ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Portfolio may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Portfolio bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Portfolio may have difficulty closing out certain FLEX Options positions at desired times and prices.

Knollbrook Global Secured Options ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the Portfolio paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Portfolio’s performance.

Knollbrook Global Secured Options ETF | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Knollbrook Global Secured Options ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Knollbrook Global Secured Options ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an AP, a third-party investor, the Portfolio’s Advisor, a market maker, or another entity, may from time to time own or manage a substantial amount of Portfolio shares, or may invest in the Portfolio and hold their investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment.

Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. To the extent the Portfolio permits redemptions in cash, these large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s NAV, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Knollbrook Global Secured Options ETF | Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.